Basis of preparation of the consolidated financial statements (Table)	12 Months Ended
Dec. 31, 2023
Basis of preparation of the consolidated financial statements
Fair value of the identifiable assets and liabilities
ARS 000

Assets
Property, plant and equipment	80,546,470
Other non-financial assets	2,156,269
Trade and other receivables	25,171,582
Other financial assets	1,173,060
Cash and cash equivalents	6,736,561

Liabilities
Trade and other payables	(5,359,654)
Other loans and borrowings	(22,077,936)
Other non-financial liabilities	(3,779,158)
Compensation and employee benefits liabilities	(3,743,777)
Provisions	(1,288,155)
Deferred income tax liabilities	(809,380)
Total identifiable net assets measured at fair value	78,725,882

ARS 000

Assets
Property, plant and equipment	21,083,378
Biological assets	39,820,532
Other non-financial assets	340,028
Trade and other receivables	81,516
Other financial assets	314,165
Cash and cash equivalents	60,310

Liabilities
Trade and other payables	(56,897)
Other non-financial liabilities	(190,277)
Compensation and employee benefits liabilities	(149,632)
Deferred income tax liabilities	(6,901,257)
Total identifiable net assets measured at fair value	54,401,866